Equity (Details) - Schedule of perpetual bond - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of perpetual bond [Abstract]
Perpetual bond	$ 598,136
Totals	598,136
US$ Bonds	598,136
Total	$ 598,136